Portfolio of Investments (unaudited)
As of July 31, 2022
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS—75.5%
AUSTRALIA—6.0%
Australia & New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026(a)(b)		$6,000,000	$6,120,000
Emeco Pty. Ltd., 6.25%, 07/10/2023(c)	AUD	1,000,000	657,128
Macquarie Bank Ltd., 3.62%, 06/03/2030(a)		$6,845,000	6,115,442
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(c)		6,850,000	6,959,771
National Australia Bank Ltd., 3.50%, 06/09/2025		2,000,000	1,997,830
Qantas Airways Ltd., 5.25%, 06/09/2030(a)(c)	AUD	2,270,000	1,496,591
QBE Insurance Group Ltd., (fixed rate to 05/12/2025, variable rate thereafter), 5.88%, 05/12/2025(a)(b)		$4,000,000	3,894,000
Santos Finance Ltd., 4.13%, 09/14/2027(a)(c)		9,100,000	8,675,075
Transurban Queensland Finance Pty Ltd., 3.25%, 08/05/2031(c)	AUD	410,000	236,791
Wesfarmers Ltd., 2.55%, 06/23/2031(a)(c)		23,600,000	13,539,165
Westpac Banking Corp., 4.11%, 04/15/2025	SGD	250,000	182,595
Total Australia			49,874,388
BAHRAIN—0.3%
Oil & Gas Holding Co. BSCC, 7.50%, 10/25/2027(a)		$2,500,000	2,467,220
CHINA—12.5%
Bank of China Ltd., 5.00%, 11/13/2024(a)		3,000,000	3,073,440
Central China Real Estate Ltd.
7.90%, 08/29/2022(a)(c)		800,000	276,400
7.75%, 11/24/2022(a)(c)		3,500,000	1,045,653
7.25%, 04/24/2023(a)(c)		200,000	82,317
7.65%, 08/27/2023(a)(c)		1,110,000	387,797
Central Huijin Investment Ltd.
3.67%, 01/16/2024	CNY	10,000,000	1,513,949
3.02%, 03/13/2025		30,000,000	4,513,789
China Construction Bank Corp., 3.45%, 08/10/2031(c)		50,000,000	7,522,487
China Evergrande Group, 8.75%, 08/29/2022(a)(c)		$12,500,000	1,068,750
China Oil & Gas Group Ltd., 5.50%, 08/29/2022(a)(c)(d)		1,000,000	980,100
China Petroleum & Chemical Corp., 2.70%, 04/01/2023	CNY	40,000,000	5,963,578
CIFI Holdings Group Co. Ltd., 5.95%, 07/20/2023(a)(c)		$1,300,000	475,150
CMHI Finance BVI Co. Ltd., (fixed rate to 10/09/2025, variable rate thereafter), 3.88%, 10/09/2025(a)(b)		3,405,000	3,320,215
	Principal Amount		Value

CNAC HK Finbridge Co. Ltd.
5.13%, 03/14/2028(a)		$3,320,000	$ 3,355,391
3.88%, 06/19/2029(a)		3,600,000	3,358,116
Country Garden Holdings Co. Ltd.
7.25%, 04/08/2023(a)(c)		4,161,000	1,503,283
3.30%, 01/12/2031(a)(c)		2,522,000	743,990
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026(a)(c)		4,526,000	3,825,792
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.25%, 11/03/2023(a)		3,600,000	3,475,846
Geely Automobile Holdings Ltd., (fixed rate to 12/09/2024, variable rate thereafter), 4.00%, 12/09/2024(a)(b)		3,000,000	2,732,059
GLP China Holdings Ltd., 2.95%, 03/29/2026(a)		3,962,000	3,143,728
Huarong Finance II Co. Ltd.
5.50%, 01/16/2025(a)		6,700,000	6,080,875
5.00%, 11/19/2025(a)		2,400,000	2,148,000
Industrial & Commercial Bank of China Ltd.
Series A, 4.15%, 11/16/2030(c)	CNY	50,000,000	7,708,406
Series A, 3.28%, 01/20/2032(c)		30,000,000	4,472,437
Kaisa Group Holdings Ltd.
10.88%, 08/29/2022(a)(c)		$4,603,000	457,713
11.95%, 08/29/2022(a)(c)(e)		3,941,000	403,953
9.75%, 09/28/2022(a)(c)		700,000	69,146
King Talent Management Ltd., (fixed rate to 12/04/2022, variable rate thereafter), 5.60%, 12/04/2022(a)(b)		3,670,000	3,339,700
Lenovo Group Ltd., 6.54%, 07/27/2032(a)(c)		5,600,000	5,572,447
Logan Group Co. Ltd.
6.50%, 08/29/2022(a)(c)		7,800,000	934,303
5.25%, 10/19/2023(a)(c)		7,800,000	862,423
New Metro Global Ltd., 4.80%, 12/15/2022(a)(c)		3,300,000	1,126,620
Shandong Iron And Steel Xinheng International Co. Ltd., 4.80%, 07/28/2024(a)		2,040,000	1,863,418
Shandong Iron And Steel Xinheng International Co., Ltd., 6.50%, 11/05/2023(a)		3,754,000	3,622,610
Shimao Group Holdings Ltd.
6.13%, 08/15/2022(a)(c)		4,400,000	383,729
5.60%, 07/15/2026(a)(c)		2,800,000	259,000
SPIC Luxembourg Latin America Renewable Energy Investment Co. Sarl, 4.65%, 10/30/2023(a)		2,807,000	2,840,431
Sunac China Holdings Ltd.
7.00%, 07/09/2023(a)(c)		1,786,000	196,580
6.80%, 10/20/2023(a)(c)		5,714,000	629,431
5.95%, 04/26/2024(a)(c)		690,000	64,860
Times China Holdings Ltd., 6.20%, 09/22/2023(a)(c)		7,100,000	639,000

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS (continued)
CHINA (continued)
Xiaomi Best Time International Ltd., 2.88%, 07/14/2031(a)(c)		$3,180,000	$2,459,351
Yuzhou Group Holdings Co. Ltd., 8.30%, 11/27/2022(a)(c)		7,000,000	404,250
Zhenro Properties Group Ltd.
6.63%, 01/07/2024(a)(c)		10,457,000	679,705
7.88%, 04/14/2024(a)(c)(e)		4,000,000	259,251
7.10%, 09/10/2024(a)(c)(e)		1,000,000	64,528
Zhongsheng Group Holdings Ltd., 3.00%, 01/13/2026(a)(c)		4,156,000	3,736,874
Total China			103,640,871
GERMANY—0.9%
Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024(f)	AUD	10,000,000	7,168,655
HONG KONG—0.7%
CAS Capital No. 1 Ltd., (fixed rate to 07/12/2026, variable rate thereafter), 4.00%, 07/12/2026(a)(b)		$7,000,000	5,425,126
INDIA—18.9%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/2030(a)		7,302,000	5,899,870
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd., 6.25%, 12/10/2024(a)		6,910,000	6,737,250
Adani Transmission Step-One Ltd.
4.00%, 08/03/2026(a)		3,050,000	2,893,535
4.25%, 05/21/2036(a)(d)		3,508,750	2,963,102
Axis Bank Ltd.
Series 3, 7.60%, 10/20/2023	INR	200,000,000	2,539,645
Series 1, 8.85%, 12/05/2024		500,000,000	6,494,271
Axis Bank Ltd./Gift City, (fixed rate to 09/08/2026, variable rate thereafter), 4.10%, 09/08/2026(a)(b)		$10,900,000	9,163,555
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/2024(a)(c)		7,030,000	6,833,160
Bharti Airtel International Netherlands BV, 5.35%, 05/20/2024(a)		378,000	385,670
CA Magnum Holdings, 5.38%, 10/31/2026(a)(c)		800,000	705,976
GMR Hyderabad International Airport Ltd.
5.38%, 04/10/2024(a)		5,173,000	4,994,532
4.75%, 02/02/2026(a)		1,200,000	1,074,600
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)(c)		8,206,000	7,582,344
HDFC Bank Ltd.
(fixed rate to 08/25/2026, variable rate thereafter), 3.70%, 08/25/2026(a)(b)		7,304,000	6,163,101
Series 1, 7.95%, 09/21/2026	INR	750,000,000	9,617,676
	Principal Amount		Value

Housing Development Finance Corp. Ltd. Series Q003, 7.90%, 08/24/2026	INR	100,000,000	$1,267,223
ICICI Bank Ltd.
7.60%, 10/07/2023		100,000,000	1,269,591
9.15%, 08/06/2024		250,000,000	3,300,478
IIFL Finance Ltd. EMTN, 5.88%, 04/20/2023(a)		$5,732,000	5,581,822
India Green Power Holdings, 4.00%, 02/22/2027(a)(c)(d)		7,072,000	5,657,600
Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	INR	100,000,000	1,089,893
Indian Railway Finance Corp. Ltd. Series 129, 8.45%, 12/04/2028		50,000,000	661,075
JSW Infrastructure Ltd., 4.95%, 01/21/2029(a)(c)		$3,420,000	2,846,679
National Highways Authority of India, 7.70%, 09/13/2029	INR	150,000,000	1,899,313
NTPC Ltd.
Series 60, 8.05%, 05/05/2026		50,000,000	649,594
8.10%, 05/27/2026		250,000,000	3,254,847
Periama Holdings LLC, 5.95%, 04/19/2026(a)		$3,280,000	3,042,200
Power Finance Corp. Ltd.
Series 125, 8.65%, 12/28/2024	INR	400,000,000	5,202,118
Series 130C, 8.39%, 04/19/2025		250,000,000	3,230,598
6.15%, 12/06/2028(a)		$7,112,000	7,487,727
Power Grid Corp. of India Ltd.
8.13%, 04/25/2027	INR	150,000,000	1,957,976
Series LIII, 8.13%, 04/25/2028		500,000,000	6,526,556
REC Ltd.
4.75%, 05/19/2023(a)		$3,689,000	3,703,387
Series 180A, 8.10%, 06/25/2024	INR	150,000,000	1,922,377
Series 123, 9.34%, 08/25/2024		150,000,000	1,969,102
Reliance Industries Ltd., 4.13%, 01/28/2025(a)		$6,200,000	6,201,830
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/2024(a)		8,000,000	7,575,870
State of Maharashtra India, 7.20%, 08/09/2027	INR	300,000,000	3,752,212
UPL Corp. Ltd., 4.63%, 06/16/2030(a)		$3,327,000	2,549,480
Total India			156,647,835
INDONESIA—4.8%
Adira Dinamika Multi Finance Tbk PT Series OB, 7.80%, 10/04/2022	IDR	20,000,000,000	1,360,930
Bank Mandiri Persero Tbk PT, 4.75%, 05/13/2025(a)		$2,198,000	2,228,856
Bank Rakyat Indonesia Persero Tbk PT Series OB, 8.25%, 08/24/2024	IDR	10,000,000,000	707,635
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/2025(a)		$7,300,000	6,902,150
FPC Treasury Ltd., 4.50%, 04/16/2023(a)		5,326,000	5,309,489

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS (continued)
INDONESIA (continued)
Hutama Karya Persero PT, 3.75%, 05/11/2030(a)(c)(f)		$3,766,000	$3,513,391
LLPL Capital Pte Ltd., 6.88%, 02/04/2039(a)(d)		5,339,162	5,037,340
Medco Oak Tree Pte Ltd., 7.38%, 05/14/2026(a)(c)		4,565,000	4,247,733
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series OB, 8.25%, 07/05/2023	IDR	12,000,000,000	836,602
6.15%, 05/21/2048(a)		$3,129,000	3,030,249
Tower Bersama Infrastructure Tbk PT, 2.75%, 01/20/2026(a)(c)		7,181,000	6,381,031
Total Indonesia			39,555,406
JAPAN—0.3%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030(a)(c)		2,850,000	2,586,266
KAZAKHSTAN—0.6%
Development Bank of Kazakhstan JSC, 10.95%, 05/06/2026(a)	KZT	3,265,000,000	5,331,301
KUWAIT—0.8%
MEGlobal Canada ULC, 5.00%, 05/18/2025(a)		$6,759,000	6,846,407
MACAO—1.5%
MGM China Holdings Ltd., 5.88%, 08/08/2022(a)(c)		3,500,000	2,891,547
Sands China Ltd., 5.13%, 06/08/2025(c)		4,900,000	4,625,943
Wynn Macau Ltd., 5.50%, 10/01/2022(a)(c)		6,000,000	4,721,296
Total Macao			12,238,786
MALAYSIA—2.2%
CIMB Group Holdings Bhd, 4.95%, 03/29/2028(c)	MYR	5,000,000	1,137,786
DRB-Hicom Bhd IMTN, 5.10%, 12/12/2029		5,000,000	1,089,065
Malayan Banking Bhd, (fixed rate to 09/25/2024, variable rate thereafter) IMTN, 4.08%, 09/25/2024(b)		5,000,000	1,129,895
Pengerang LNG Two Sdn Bhd
IMTN, 2.86%, 10/20/2028		5,000,000	1,033,367
IMTN, 2.92%, 10/19/2029		5,000,000	1,018,998
Petroleum Sarawak Exploration & Production Sdn Bhd IMTN, 4.10%, 03/19/2031		10,000,000	2,221,184
Petronas Capital Ltd., 3.50%, 04/21/2030(a)(c)		$2,600,000	2,522,128
Press Metal Aluminium Holdings Bhd IMTN, 4.00%, 08/15/2025	MYR	5,000,000	1,114,729
TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026(a)		$7,000,000	6,798,050
Total Malaysia			18,065,202
MEXICO—0.8%
Petroleos Mexicanos, 7.19%, 09/12/2024(a)	MXN	145,000,000	6,511,859
Principal Amount			Value

NORWAY—0.6%
Kommunalbanken AS, 4.50%, 04/17/2023(a)	AUD	7,000,000	$4,942,841
PHILIPPINES—5.7%
AC Energy Finance International Ltd., 5.10%, 11/25/2025(a)(b)		$6,800,000	6,211,800
Globe Telecom, Inc., (fixed rate to 08/02/2026, variable rate thereafter), 4.20%, 08/02/2026(a)(b)		4,097,000	3,794,746
ICTSI Treasury BV, 5.88%, 09/17/2025(a)		7,000,000	7,372,288
Manila Water Co., Inc., 4.38%, 07/30/2025(a)(c)		11,000,000	9,707,500
Megaworld Corp., 4.25%, 04/17/2023(a)		13,086,000	12,977,386
Royal Capital BV, (fixed rate to 05/05/2024, variable rate thereafter), 4.88%, 05/05/2024(a)(b)		7,000,000	6,772,500
Total Philippines			46,836,220
REPUBLIC OF KOREA—3.5%
Busan Bank Co. Ltd., 3.63%, 07/25/2026(a)		11,400,000	10,977,191
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/2024(a)		3,300,000	3,302,277
Kookmin Bank, 2.50%, 11/04/2030(a)		2,000,000	1,711,430
Kyobo Life Insurance Co. Ltd., (fixed rate to 06/15/2027, variable rate thereafter), 5.90%, 06/15/2052(a)(c)		2,155,000	2,157,694
Shinhan Bank Co. Ltd., 4.50%, 03/26/2028(a)		5,900,000	5,914,728
SK Hynix, Inc., 2.38%, 01/19/2031(a)		2,071,000	1,641,951
Tongyang Life Insurance Co. Ltd., (fixed rate to 09/22/2025, variable rate thereafter), 5.25%, 09/22/2025(a)(b)		3,650,000	3,312,375
Total Republic of Korea			29,017,646
SAUDI ARABIA—0.4%
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/2044(a)		2,976,000	3,045,888
SINGAPORE—2.0%
DBS Group Holdings Ltd.
(fixed rate to 02/27/2025, variable rate thereafter), 3.30%, 02/27/2025(a)(b)		4,300,000	3,998,742
(fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2028(a)(c)		2,400,000	2,415,744

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Asia-Pacific Income Fund, Inc.

Principal Amount		Value
CORPORATE BONDS (continued)
SINGAPORE (continued)
GLP Pte Ltd., (fixed rate to 05/17/2026, variable rate thereafter), 4.50%, 05/17/2026(a)(b)	$4,538,000	$3,630,400
Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025(a)	7,000,000	6,677,108
Total Singapore		16,721,994
TAIWAN—0.2%
TSMC Arizona Corp., 2.50%, 10/25/2031(c)	2,191,000	1,921,708
THAILAND—3.5%
Bangkok Bank PCL
9.03%, 03/15/2029(a)	1,200,000	1,458,285
(fixed rate to 09/25/2029, variable rate thereafter), 3.73%, 09/25/2034(a)(c)	6,900,000	6,087,042
GC Treasury Center Co. Ltd., 4.40%, 03/30/2032(a)(c)	4,209,000	3,913,332
Krung Thai Bank PCL, (fixed rate to 03/25/2026, variable rate thereafter), 4.40%, 03/25/2026(a)(b)	7,000,000	5,880,000
Minor International PCL, (fixed rate to 06/29/2023, variable rate thereafter), 3.10%, 06/29/2023(a)(b)	5,800,000	5,626,000
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/2059(a)	3,342,000	2,594,053
TMBThanachart Bank PCL, (fixed rate to 12/02/2024, variable rate thereafter), 4.90%, 12/02/2024(a)(b)	3,800,000	3,340,991
Total Thailand		28,899,703
UNITED ARAB EMIRATES—3.3%
DP World Ltd., 6.85%, 07/02/2037(a)	2,700,000	2,958,336
Esic Sukuk Ltd. EMTN, 3.94%, 07/30/2024(a)	5,332,000	5,226,160
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036(a)(d)	7,237,000	6,105,590
MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(a)(b)	6,500,000	6,171,750
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/2025(a)	6,400,000	6,656,000
Total United Arab Emirates		27,117,836
UNITED KINGDOM—4.9%
HSBC Holdings PLC, (fixed rate to 03/23/2023, variable rate thereafter), 6.25%, 03/23/2023(b)	6,760,000	6,783,660
Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(a)	15,500,000	18,201,976
	Principal Amount		Value

Hutchison Whampoa International Ltd., 7.45%, 11/24/2033(a)		$980,000	$1,270,325
Standard Chartered PLC
3.95%, 01/11/2023(a)		6,999,000	6,975,085
(fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023(a)(b)		2,759,000	2,828,458
4.05%, 04/12/2026(a)		5,000,000	4,959,540
Total United Kingdom			41,019,044
UNITED STATES—0.7%
Hyundai Capital America, 6.38%, 01/08/2030(a)(c)		5,600,000	6,066,350
VIETNAM—0.4%
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029(a)(c)(d)		4,310,000	3,528,813
Total Corporate Bonds			625,477,365
GOVERNMENT BONDS—67.9%
ANGOLA—1.2%
Angolan Government International Bond, 9.50%, 11/12/2025(a)		11,000,000	10,238,800
AUSTRALIA—9.9%
Australia Government Bond
2.75%, 11/21/2029(a)	AUD	2,300,000	1,584,607
3.25%, 06/21/2039(a)		54,000,000	37,132,270
New South Wales Treasury Corp.
4.00%, 05/20/2026(a)		7,500,000	5,414,242
3.00%, 02/20/2030(a)		13,500,000	9,157,145
2.00%, 03/20/2031		17,000,000	10,513,635
Queensland Treasury Corp.
4.25%, 07/21/2023(a)		22,000,000	15,597,359
3.50%, 08/21/2030(a)		300,000	210,827
Treasury Corp. of Victoria, 2.25%, 11/20/2040		5,000,000	2,662,764
Total Australia			82,272,849
BRAZIL—2.1%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	BRL	103,000,000	17,537,193
CHILE—0.8%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030(a)	CLP	6,500,000,000	6,369,385
CHINA—5.4%
China Government Bond
2.68%, 05/21/2030(g)	CNY	130,000,000	19,117,151
3.27%, 11/19/2030(g)		110,000,000	16,916,182
3.02%, 05/27/2031(g)		60,000,000	9,061,272
Total China			45,094,605
HONG KONG—1.4%
Jordan Government International Bond, 7.75%, 01/15/2028(a)		$12,102,000	11,779,240

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
GOVERNMENT BONDS (continued)
INDIA—6.5%
India Government Bond
7.72%, 05/25/2025	INR	880,000,000	$ 11,357,883
8.15%, 11/24/2026		300,000,000	3,929,915
6.79%, 05/15/2027		735,000,000	9,173,677
7.17%, 01/08/2028		550,000,000	6,923,465
7.26%, 01/14/2029		1,340,000,000	16,913,907
9.20%, 09/30/2030		9,590,000	134,718
6.19%, 09/16/2034		500,000,000	5,680,861
Total India			54,114,426
INDONESIA—15.9%
Indonesia Government International Bond
8.50%, 10/12/2035(a)		$9,880,000	12,726,336
7.75%, 01/17/2038(a)		6,000,000	7,385,755
5.35%, 02/11/2049		5,314,000	5,399,125
Indonesia Treasury Bond
Series FR64, 6.13%, 05/15/2028	IDR	271,570,000,000	17,741,536
Series FR71, 9.00%, 03/15/2029		200,000,000,000	14,967,133
8.25%, 05/15/2029		240,000,000,000	17,297,151
Series FR82, 7.00%, 09/15/2030		65,000,000,000	4,351,593
6.50%, 02/15/2031		21,000,000,000	1,366,257
Series FR73, 8.75%, 05/15/2031		300,000,000,000	22,218,102
Series FR54, 9.50%, 07/15/2031		16,000,000,000	1,221,005
8.25%, 05/15/2036		150,000,000,000	10,810,720
Series FR79, 8.38%, 04/15/2039		98,500,000,000	7,172,088
7.50%, 04/15/2040		44,000,000,000	3,003,539
Perusahaan Penerbit SBSN Indonesia III
4.33%, 05/28/2025(a)		$1,959,000	1,986,426
4.15%, 03/29/2027(a)		3,770,000	3,798,275
Total Indonesia			131,445,041
IRAQ—0.4%
Iraq International Bond, 5.80%, 09/12/2022(a)(c)(d)		3,437,500	2,960,547
MALAYSIA—8.2%
Malaysia Government Bond
3.48%, 06/14/2024	MYR	93,200,000	21,039,969
Series 0114, 4.18%, 07/15/2024		20,500,000	4,687,432
3.90%, 11/16/2027		48,300,000	10,939,524
Series 0513, 3.73%, 06/15/2028		17,500,000	3,920,421
2.63%, 04/15/2031		46,000,000	9,369,154
3.76%, 05/22/2040		9,793,000	2,019,253
4.70%, 10/15/2042		16,500,000	3,830,462
4.92%, 07/06/2048		30,500,000	7,177,450
4.07%, 06/15/2050		14,800,000	3,057,237
Malaysia Government Investment Issue, 3.45%, 07/15/2036		8,200,000	1,684,302
Total Malaysia			67,725,204
MALDIVES—0.2%
Maldives Sukuk Issuance Ltd., 9.88%, 04/08/2026(a)		$2,200,000	1,690,941
MEXICO—2.8%
Mexican Bonos Series M20, 8.50%, 05/31/2029	MXN	469,000,000	22,769,351
	Principal Amount		Value

MONGOLIA—0.7%
Development Bank of Mongolia LLC, 7.25%, 10/23/2023(a)		$6,200,000	$ 5,952,067
NIGERIA—1.3%
Nigeria Government International Bond, 8.75%, 01/21/2031(a)		14,100,000	10,650,294
PAKISTAN—2.7%
Pakistan Global Sukuk Programme Co. Ltd., 7.95%, 01/31/2029(a)		6,245,000	4,487,532
Pakistan Government International Bond
8.25%, 04/15/2024(a)		7,495,000	4,353,711
8.25%, 09/30/2025(a)		5,209,000	2,846,718
6.88%, 12/05/2027(a)		18,129,000	9,245,790
7.38%, 04/08/2031(a)		2,355,000	1,168,645
Total Pakistan			22,102,396
PHILIPPINES—1.0%
Philippine Government International Bond
5.50%, 03/30/2026		5,700,000	6,026,969
4.20%, 03/29/2047		2,570,000	2,361,316
Total Philippines			8,388,285
REPUBLIC OF KOREA—2.1%
Korea Treasury Bond, 2.50%, 03/10/2052	KRW	26,000,000,000	17,757,694
SINGAPORE—1.7%
Singapore Government Bond, 1.63%, 07/01/2031	SGD	21,000,000	14,006,233
SUPRANATIONAL—0.9%
International Bank for Reconstruction & Development, 4.25%, 06/24/2025	AUD	10,000,000	7,190,941
UKRAINE—0.5%
Ukraine Government Bond, 15.84%, 02/26/2025(h)	UAH	210,000,000	2,414,680
Ukraine Government International Bond, 7.38%, 09/25/2032(a)(d)(h)		$10,600,000	2,049,277
Total Ukraine			4,463,957
URUGUAY—1.7%
Uruguay Government International Bond, 8.25%, 05/21/2031	UYU	674,024,434	14,033,023
UZBEKISTAN—0.5%
Republic of Uzbekistan International Bond MTN, 5.38%, 02/20/2029(a)		$4,250,000	3,697,500
Total Government Bonds			562,239,972

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Asia-Pacific Income Fund, Inc.

Principal Amount		Value
SHORT-TERM INVESTMENTS—4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(i)	39,186,627	$ 39,186,627
Total Short-Term Investments		39,186,627
Total Investments (Cost $1,450,505,745)—148.1%		1,226,903,964
Long Term Debt Securities		(415,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(50,000,000)
Liabilities in Excess of Other Assets—(48.1%)		(398,501,313)
Net Assets—100.0%		$ 828,402,651

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Sinkable security.
(e)	Security is in default.
(f)	This security is government guaranteed.
(g)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(h)	Illiquid security.
(i)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chile Peso
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
EMTN	Euro Medium Term Note
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstan Tenge
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLC	Public Limited Company
SGD	Singapore Dollar
THB	Thai Baht
UAH	Ukraine Hryvna
USD	U.S. Dollar
UYU	Uruguayan Peso

At July 31, 2022, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Korea Treasury Bond - 10 year	423	9/20/2022	$35,569,017	$37,673,082	$2,104,065
United States Treasury Note 6%—10 year	98	9/21/2022	11,618,466	11,871,781	253,315
United States Treasury Note 6%—5 year	114	9/30/2022	12,850,105	12,964,828	114,723
United States Treasury Note 6%-Ultra Bond	278	9/21/2022	43,508,027	44,010,875	502,848
					$2,974,951
Short Contract Positions
United States Treasury Note 6%- 10 year	(792)	9/21/2022	$(93,907,303)	$(95,943,375)	$(2,036,072)
United States Treasury Note 6%- 5 year	(114)	9/30/2022	(12,752,692)	(12,964,828)	(212,136)
					$(2,248,208)
					$726,743

At July 31, 2022, the Fund held the following forward foreign currency contracts:
Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi Offshore/United States Dollar
08/30/2022	STANDARD CHARTERED BANK	CNH	138,575,958	USD	20,511,934	$20,538,826	$26,892
08/30/2022	UBS AG	CNH	653,400,000	USD	97,565,935	96,842,694	(723,241)
Indian Rupee/United States Dollar
09/23/2022	Citibank N.A.	INR	9,086,175	USD	115,285	114,034	(1,251)
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Asia-Pacific Income Fund, Inc.

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah/United States Dollar
08/04/2022	Citibank N.A.	IDR	122,699,030,033	USD	8,354,068	$8,275,099	$(78,969)
08/04/2022	Royal Bank of Canada	IDR	64,859,191,959	USD	4,400,515	4,374,250	(26,265)
08/04/2022	UBS AG	IDR	522,297,000,000	USD	35,079,646	35,224,886	145,240
10/28/2022	UBS AG	IDR	101,997,656,585	USD	6,818,987	6,857,216	38,229
Malaysian Ringgit/United States Dollar
08/04/2022	BNP Paribas S.A.	MYR	12,109,072	USD	2,754,880	2,720,885	(33,995)
Philippine Peso/United States Dollar
08/05/2022	Citibank N.A.	PHP	499,766,532	USD	8,884,602	9,051,024	166,422
08/05/2022	Royal Bank of Canada	PHP	852,390,641	USD	16,020,363	15,437,225	(583,138)
08/05/2022	UBS AG	PHP	604,962,500	USD	10,944,852	10,956,176	11,324
09/29/2022	UBS AG	PHP	1,284,257,173	USD	23,152,826	23,136,810	(16,016)
Singapore Dollar/United States Dollar
09/13/2022	Royal Bank of Canada	SGD	108,070,234	USD	77,822,665	78,239,715	417,050
South Korean Won/United States Dollar
08/17/2022	Citibank N.A.	KRW	12,300,000,000	USD	9,579,588	9,441,034	(138,554)
08/17/2022	Royal Bank of Canada	KRW	84,066,381,923	USD	65,624,833	64,526,309	(1,098,524)
08/17/2022	UBS AG	KRW	2,210,250,155	USD	1,705,142	1,696,508	(8,634)
Thai Baht/United States Dollar
08/29/2022	UBS AG	THB	2,869,252,557	USD	83,312,840	78,101,465	(5,211,375)
						$465,534,156	$(7,114,805)
Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi
08/30/2022	State Street Bank & Trust Co.	USD	3,105,065	CNY	21,000,000	$3,118,642	$(13,577)
United States Dollar/Chinese Yuan Renminbi Offshore
08/30/2022	HSBC Bank USA	USD	40,735,128	CNH	275,000,000	40,758,709	(23,581)
08/30/2022	STANDARD CHARTERED BANK	USD	3,495,534	CNH	23,407,248	3,469,269	26,265
08/30/2022	UBS AG	USD	50,982,428	CNH	340,989,447	50,539,235	443,193
United States Dollar/Indian Rupee
09/23/2022	Citibank N.A.	USD	1,599,586	INR	127,323,053	1,597,943	1,643
09/23/2022	Citibank N.A.	USD	3,236,460	INR	260,000,000	3,263,079	(26,619)
United States Dollar/Indonesian Rupiah
08/04/2022	Citibank N.A.	USD	3,679,774	IDR	55,300,000,000	3,729,557	(49,783)
08/04/2022	HSBC Bank USA	USD	2,017,503	IDR	30,260,565,407	2,040,841	(23,338)
08/04/2022	Royal Bank of Canada	USD	35,436,393	IDR	522,297,000,000	35,224,886	211,507
08/04/2022	UBS AG	USD	6,850,589	IDR	101,997,656,585	6,878,952	(28,363)
10/28/2022	UBS AG	USD	34,917,826	IDR	522,297,000,000	35,113,584	(195,758)
United States Dollar/Malaysian Ringgit
08/04/2022	BNP Paribas S.A.	USD	6,619,906	MYR	29,188,414	6,558,580	61,326
08/04/2022	BNP Paribas S.A.	USD	6,844,082	MYR	30,476,699	6,848,054	(3,972)
08/04/2022	STANDARD CHARTERED BANK	USD	38,207,295	MYR	165,842,815	37,264,555	942,740
08/04/2022	STANDARD CHARTERED BANK	USD	1,401,723	MYR	6,250,000	1,404,363	(2,640)
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2022
abrdn Asia-Pacific Income Fund, Inc.

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Philippine Peso
08/05/2022	Citibank N.A.	USD	1,221,640	PHP	67,900,000	$1,229,703	$(8,063)
08/05/2022	Royal Bank of Canada	USD	11,370,043	PHP	604,962,500	10,956,176	413,867
08/05/2022	UBS AG	USD	23,234,507	PHP	1,284,257,173	23,258,546	(24,039)
09/29/2022	UBS AG	USD	10,906,376	PHP	604,962,500	10,898,832	7,544
United States Dollar/Singapore Dollar
09/13/2022	BNP Paribas S.A.	USD	1,497,042	SGD	2,101,226	1,521,227	(24,185)
09/13/2022	HSBC Bank USA	USD	28,672,767	SGD	40,000,000	28,958,840	(286,073)
09/13/2022	STANDARD CHARTERED BANK	USD	14,272,688	SGD	19,800,000	14,334,626	(61,938)
09/13/2022	State Street Bank & Trust Co.	USD	2,159,726	SGD	3,000,000	2,171,913	(12,187)
United States Dollar/South Korean Won
08/17/2022	Citibank N.A.	USD	18,134,336	KRW	23,337,254,627	17,912,831	221,505
08/17/2022	Citibank N.A.	USD	2,401,519	KRW	3,150,000,000	2,417,826	(16,307)
08/17/2022	HSBC Bank USA	USD	27,626,912	KRW	36,142,080,000	27,741,351	(114,439)
08/17/2022	UBS AG	USD	5,065,705	KRW	6,517,352,020	5,002,483	63,222
08/17/2022	UBS AG	USD	1,292,999	KRW	1,711,588,280	1,313,753	(20,754)
United States Dollar/Thai Baht
08/29/2022	HSBC Bank USA	USD	42,315,042	THB	1,550,000,000	42,191,221	123,821
09/27/2022	HSBC Bank USA	USD	1,197,143	THB	41,750,000	1,138,688	58,455
09/27/2022	UBS AG	USD	1,162,270	THB	42,600,000	1,161,871	399
						$430,020,136	$1,639,871
Unrealized appreciation on forward foreign currency exchange contracts							$3,380,644
Unrealized depreciation on forward foreign currency exchange contracts							$(8,855,578)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2022 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional "round lot" size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller "odd lot" sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
9